UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2001
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn            Atlanta, Georgia            11/08/01
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         129
                                             -------------------------

Form 13F Information Table Value Total:      $  209,115
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----

3Com Corp.                        COM      885535104       41        11000    SH           SOLE                11000
Abaxis, Inc.                      COM      002567105      148        33900    SH           SOLE                33900
ABM Industries, Inc.              COM      000957100      777        30100    SH           SOLE                30100
Adaptec, Inc.                     COM      00651F108     1383       175945    SH           SOLE               175945
Alcoa, Inc.                       COM      013817101     3005        96899    SH           SOLE                96899
Alpharma, Inc.                    COM      020813101     1727        59980    SH           SOLE                59980
Ametek, Inc.                      COM      031100100     2465        93810    SH           SOLE                93810
Amgen, Inc.                       COM      031162100      311         5300    SH           SOLE                 5300
Anheuser-Busch Cos., Inc.         COM      035229103     3109        74235    SH           SOLE                74235
Arrow International, Inc.         COM      042764100     1161        31135    SH           SOLE                31135
Arvinmeritor, Inc.                COM      043353101     1697       118723    SH           SOLE               118723
Ashland, Inc.                     COM      044204105     2610        67700    SH           SOLE                67700
Ball Corp.                        COM      058498106     2765        46156    SH           SOLE                46156
Bank of America                   COM      060505104      813        13922    SH           SOLE                13922
BB&T Corp.                        COM      054937107      442        12118    SH           SOLE                12118
Bear Stearns                      COM      073902108     2149        42967    SH           SOLE                42967
Boeing Co.                        COM      097023105     3340        99687    SH           SOLE                99687
Briggs & Stratton Corp.           COM      109043109     2129        68200    SH           SOLE                68200
Caterpillar, Inc.                 COM      149123101     3397        75825    SH           SOLE                75825
Centex Construction Products      COM      15231R109     2261        76505    SH           SOLE                76505
CIGNA Corp.                       COM      125509109     3079        37122    SH           SOLE                37122
Cincinnati Financial Corp.        COM      172062101      474        11394    SH           SOLE                11394
Coca Cola Co.                     COM      191216100      214         4578    SH           SOLE                 4578
Comerica, Inc.                    COM      200340107     3184        57478    SH           SOLE                57478
Compaq Computer Corp.             COM      204493100      412        49589    SH           SOLE                49589
Constellation Brands, Inc.        COM      21036P108     2936        70481    SH           SOLE                70481
Countrywide Credit                COM      222372104     3221        73310    SH           SOLE                73310
Crane Co.                         COM      224399105     1210        55197    SH           SOLE                55197
Cree, Inc.                        COM      225447101      157        10650    SH           SOLE                10650
CTS Corp.                         COM      126501105     1593       107870    SH           SOLE               107870
Cytyc Corp.                       COM      232946103      236         8800    SH           SOLE                 8800
Deucalion Research, Inc.          COM      251468104        0       115000    SH           SOLE               115000
Dexterity Surgical, Inc.          COM      252368105        2        46000    SH           SOLE                46000
DTE Energy Co.                    COM      233331107     3115        72350    SH           SOLE                72350
Eaton Corp.                       COM      278058102     2420        40875    SH           SOLE                40875
Edwards AG, Inc.                  COM      281760108     2025        57676    SH           SOLE                57676
EI Dupont                         COM      263534109      216         5770    SH           SOLE                 5770
Express Scripts, Inc.             COM      302182100      254         4600    SH           SOLE                 4600
Exxon Mobile Corp.                COM      30231g102      587        14910    SH           SOLE                14910
Ezcony Interamerica               COM      G3287M102        3        20100    SH           SOLE                20100
FirstEnergy Corp.                 COM      337932107     6133       170600    SH           SOLE               170600
Footstar, Inc                     COM      344912100     1360        39307    SH           SOLE                39307
Ford Motor Co.                    COM      345370100     3215       185320    SH           SOLE               185320
GenCorp, Inc.                     COM      368682100     1368       120650    SH           SOLE               120650
General Cable Del New Com.        COM      369300108     1377       139835    SH           SOLE               139835
General Electric Co.              COM      369604103      382        10268    SH           SOLE                10268
Gentner Communications            COM      37245J105      374        20600    SH           SOLE                20600
Goodrich, BF Co.                  COM      382388106     1245        63925    SH           SOLE                63925
Guidant Corp.                     COM      401698105     4412       114610    SH           SOLE               114610
Hanover Compressor                COM      410768105      210         9700    SH           SOLE                 9700
Harland John H. Co.               COM      412693103     1745        79700    SH           SOLE                79700
Harman International Industrie    COM      413086109     2057        61394    SH           SOLE                61394
Haverty Furniture Co., Inc.       COM      419596101     1446       146778    SH           SOLE               146778
ICN Pharmaceuticals, Inc.         COM      448924100     3452       131015    SH           SOLE               131015
Interpore International           COM      46062W107       94        14164    SH           SOLE                14164
ITT Industries, Inc.              COM      450911102     3751        83729    SH           SOLE                83729
Johnson & Johnson                 COM      478160104      271         4900    SH           SOLE                 4900
Johnson Controls, Inc.            COM      478366107     4981        76355    SH           SOLE                76355
Jones Apparel Group, Inc.         COM      480074103     2115        82965    SH           SOLE                82965
JP Morgan, Chase & Co             COM      46625H100     2359        69078    SH           SOLE                69078
K Mart Corp.                      COM      482584109     1772       253440    SH           SOLE               253440
Kaman Corp.                       COM      483548103     1055        79695    SH           SOLE                79695
Kellwood Co.                      COM      488044108     1728        93420    SH           SOLE                93420
Kerr McGee Corp.                  COM      492386107      235         4535    SH           SOLE                 4535
Kimberly-Clark Corp.              COM      494368103     4174        67330    SH           SOLE                67330
Kopin Corp.                       COM      500600101      199        19050    SH           SOLE                19050
Lafarge Corp.                     COM      505862102      425        12725    SH           SOLE                12725
Laser Vision Centers, Inc.        COM      51807H100       60        23900    SH           SOLE                23900
Lincoln National Corp.            COM      534187109     1117        23960    SH           SOLE                23960
LSI Logic Corp.                   COM      502161102     2562       218050    SH           SOLE               218050
Lucent Technologies, Inc.         COM      549463107     1097       191490    SH           SOLE               191490
Manitowoc, Inc.                   COM      563571108     1595        65812    SH           SOLE                65812
May Department Stores Co.         COM      577778103     2556        88090    SH           SOLE                88090
Maytag Corp.                      COM      578592107     3244       131655    SH           SOLE               131655
McCormick & Co.                   COM      579780206     2563        55970    SH           SOLE                55970
Media Arts Group, Inc.            COM      58439C102       24        12000    SH           SOLE                12000
Merrill Lynch & Co., Inc.         COM      590188108     1025        25250    SH           SOLE                25250
Misonix, Inc.                     COM      604871103       75        12500    SH           SOLE                12500
Moog, Inc.                        COM      615394202     1604        71057    SH           SOLE                71057
National Commerce Financial Co    COM      635449101      454        17391    SH           SOLE                17391
Navidec                           COM      63934Q101        4        10000    SH           SOLE                10000
New Frontier Media, Inc.          COM      644398109       29        17000    SH           SOLE                17000
Nexiq Technologies, Inc.          COM      65334M101       11        11200    SH           SOLE                11200
Norsk Hydro                       COM      656531605     1997        54875    SH           SOLE                54875
Orthodontic Centers of America    COM      68750P103     2265        91892    SH           SOLE                91892
Paccar, Inc.                      COM      693718108     2552        52003    SH           SOLE                52003
Peregrine Systems, Inc .          COM      71366Q101      240        18969    SH           SOLE                18969
Pfizer, Inc.                      COM      717081103     1082        26983    SH           SOLE                26983
Plexus Corp.                      COM      729132100      223         9450    SH           SOLE                 9450
Polaris Industries, Inc.          COM      731068102     2759        71895    SH           SOLE                71895
PPG Industries                    COM      693506107     3353        73295    SH           SOLE                73295
PRI Automation, Inc.              COM      69357H106      953        95105    SH           SOLE                95105
Quaker Chemical Corp.             COM      747316107     1706        94000    SH           SOLE                94000
Radian Group, Inc.                COM      750236101      512        13300    SH           SOLE                13300
Raymond James Financial, Inc.     COM      754730109     1446        53270    SH           SOLE                53270
RBC Centura Banks, Inc.           COM      780087102      236         7732    SH           SOLE                 7732
Red Hat, Inc.                     COM      756577102       77        22000    SH           SOLE                22000
Regions Financial Corp.           COM      758940100      259         8964    SH           SOLE                 8964
Regis Corp.                       COM      758932107     2935       140010    SH           SOLE               140010
Repsol YPF SA                     COM      76026T205     3082       211650    SH           SOLE               211650
Rockwell Collins, Inc.            COM      774341101     1368        96310    SH           SOLE                96310
Rockwell International Corp.      COM      773903109     1445        98420    SH           SOLE                98420
Roxio, Inc.                       COM      780008108      369        24295    SH           SOLE                24295
Salton, Inc.                      COM      795757103      369        43145    SH           SOLE                43145
Sara Lee Corp.                    COM      803111103     5197       244007    SH           SOLE               244007
SBC Communications, Inc.          COM      78387G103      228         4848    SH           SOLE                 4848
Sento Corp.                       COM      816918106       43        34000    SH           SOLE                34000
Smithfield Foods, Inc.            COM      832248108     2492       118390    SH           SOLE               118390
Soligen Tech, Inc.                COM      83423G109        6       114000    SH           SOLE               114000
Sprint PCS Corp.                  COM      852061506     2561        97398    SH           SOLE                97398
Standex International Corp.       COM      854231107     1736        92089    SH           SOLE                92089
Stanley Works                     COM      854616109     2252        61625    SH           SOLE                61625
Superior Industries Internatio    COM      868168105     1315        39585    SH           SOLE                39585
TBC Corp.                         COM      872180104     1214       122824    SH           SOLE               122824
Telefonos de Mexico SA            COM      879403780     2456        76060    SH           SOLE                76060
TeleTech Holdings                 COM      879939106      173        22200    SH           SOLE                22200
Tenet Healthcare Corp.            COM      88033G100      289         4853    SH           SOLE                 4853
Toll Brothers, Inc.               COM      889478103     1951        65758    SH           SOLE                65758
Toro Co.                          COM      891092108     1645        39085    SH           SOLE                39085
TRW, Inc.                         COM      872649108     2286        76675    SH           SOLE                76675
Tyco International, Ltd.          COM      902124106     5349       117550    SH           SOLE               117550
Universal Corp.                   COM      913456109     1246        37325    SH           SOLE                37325
US Home & Garden                  COM      902939107        6        12400    SH           SOLE                12400
VF Corp.                          COM      918204108     2807        95884    SH           SOLE                95884
Vintage Petroleum, Inc.           COM      927460105     2625       165600    SH           SOLE               165600
Wachovia Corp 2nd New Corp.       COM      929903102     4701       151651    SH           SOLE               151651
Washington Federal, Inc.          COM      938824109     1887        75338    SH           SOLE                75338
WorldCom, Inc.                    COM      55268B106     4330       287928    SH           SOLE               287928
Xeta Technology                   COM      983909102       62        14400    SH           SOLE                14400

REPORT SUMMARY:            129 DATA RECORDS          $209,115               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


